Segment Reporting	12 Months Ended
Dec. 31, 2017
Segment Reporting
Segment Reporting

(6)Segment Reporting

In accordance with IFRS 8 “Operating Segments”, financial information for operating segments is reported in the accompanying Appendix II, which forms an integral part of this note to the Consolidated Financial Statements.

Group companies are divided into four areas: companies from the industrial area, companies from the commercial area, companies from the services area and companies from the research area. Within each of these areas, activities are organized based on the nature of the products and services manufactured and marketed.

Assets, liabilities, income and expenses for segments include directly and reliably attributable items. Items which are not attributed to segments by the Group are:

•	Balance sheet: cash and cash equivalents, current income tax assets and liabilities, deferred tax assets and liabilities and loans and borrowings.

•	Statement of profit and loss: finance result and income tax.

(a)Operating segments

The operating segments defined by the steering committee are as follows:

•	Bioscience: including all activities related with products derived from human plasma for therapeutic use.

•

Hospital: comprising all non-biological pharmaceutical products and medical supplies manufactured by Group companies earmarked for hospital pharmacy. Products related with this business which the Group does not manufacture but markets as supplementary to its own products are also included.

•	Diagnostic: including the marketing of diagnostic testing equipment, reagents and other equipment, manufactured by Group or other companies.

•

Bio Supplies: since January 2017, the company is including all transactions related to biological products for non-therapeutic use in the new Bio Supplies Division resulting in a reclassification from Bioscience Division to Bio Supplies Division.

•	Others: including the rendering of manufacturing services to third party companies.

As a result of the creation of the new Bio Supplies segment and Intersegments, the Group has reviewed the allocation of balances and transactions by segments. The comparative figures for years 2016 and 2015 have been restated accordingly.

Details of net sales by groups of products for 2017, 2016 and 2015 are as follows:

	Thousands of Euros
	31/12/2017	31/12/2016	31/12/2015
Bioscience	3,429,785	3,228,275	3,032,111
Haemoderivatives
Diagnostic
Transfusional medicine	679,692	640,443	667,886
Other diagnostic	23,377	23,540	23,566
Hospital
Fluid therapy and nutrition	47,699	46,210	45,621
Hospital supplies	52,466	52,373	50,624
Bio supplies	66,791	24,387	24,466
Others	18,263	34,602	90,289

Total	4,318,073	4,049,830	3,934,563

The Group has concluded that the haemoderivative products are sufficiently alike to be considered as a whole for the following reasons:

•	All these products are human plasma derivatives and are manufactured in a similar way.
•	The customers and methods used to distribute these products are similar.
•	All these products are subject to the same regulations regarding production and the same regulatory environment.

(b)Geographical information

Geographical information is grouped into four areas:

•	United States of America and Canada
•	Spain
•	Rest of the European Union
•	Rest of the world

The definition of these four segments is mainly due to the geographical level that the Group sets to manage its revenue as they respond to specific economic scenarios. The main framework of the Group is consistent with this geographical segment grouping, including the monitoring of its commercial operations and its information systems.

The financial information reported for geographical areas is based on sales to third parties in these markets as well as the location of assets.

(c)Main customer

Revenues from a Bioscience segment customer represent approximately 11.0% of the Group’s total revenues (10.7% in 2016 and 10.1% in 2015).